Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator(1)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(2)			Assets That Were Repurchased or Replaced(3)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(4)			Demand Withdrawn(5)			Demand Rejected(6)
Issuing Entities with Demands for Repurchase or Replacement			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)(7)	(%)(7)	(#)	($)	(%)
Commercial mortgages
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X	Bank of America, N.A.	55	$ 947,908,214	59.8%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		Bear Stearns Commercial Mortgage, Inc.	18	$ 377,825,799	23.8%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		Bridger Commercial Funding LLC	55	$ 259,945,781	16.4%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	1	$ 15,055,661	1.4%	0	0	0.00%
Commercial mortgages Subtotal*			128	$ 1,585,679,794		0	0		0	0		0	0		0	0		1	$ 15,055,661		0	0
All total*			128	$ 1,585,679,794		0	0		0	0		0	0		0	0		1	$ 15,055,661		0	0

Issuing Entities with No Demands for Repurchase or Replacement(8)			# Issues	Original Balance ($)
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 1995-M2			71	$ 216,135,888
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-1 0001005007	X		159	$ 771,922,432
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-1 0001143582	X		185	$ 948,131,136
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-PB1 0001161962	X		134	$ 938,283,200
Banc of America Structured Securities Trust Commercial Mortgage Pass-Through Certificates, Series 2002-X1			118	$ 287,816,512
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-2 0001186968	X		152	$ 1,744,285,952
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-1 0001226627	X		112	$ 1,132,371,712
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-2 0001270816	X		150	$ 1,766,981,888
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-1 0001283137	X		113	$ 1,327,183,360
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-2 0001287026	X		95	$ 1,138,760,576
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-3 0001297110	X		94	$ 1,289,318,016
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-4 0001303846	X		108	$ 1,426,027,776
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-5 0001309308	X		109	$ 1,367,629,056
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-6 0001310851	X		79	$ 956,589,376
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-1 0001321893	X		135	$ 2,399,047,936
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-2 0001329453	X		86	$ 1,647,344,384
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-3 0001331409	X		108	$ 2,235,894,272
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-5 0001339824	X		103	$ 1,962,338,432
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-6 0001345833	X		163	$ 2,942,152,192
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001353932	X		192	$ 2,037,667,328
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001364772	X		160	$ 2,699,084,544
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001368730	X		96	$ 1,964,746,752
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001372264	X		164	$ 2,727,474,944
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-5 0001376210	X		183	$ 2,243,271,168
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-6 0001380701	X		116	$ 2,462,208,256
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-1 0001389149	X		157	$ 3,145,214,464
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-2 0001399449	X		180	$ 3,172,686,592
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X		151	$ 3,515,654,613
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-4 0001413884	X		143	$ 2,231,301,788
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X		100	$ 1,858,595,584
Commercial Mortgage Loan Trust Commercial Mortgage Pass-Through Certificates, Series 2008-LS1 0001427687	X		238	$ 2,345,024,768
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-1 0001437473	X		108	$ 1,269,690,752
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series K-007			83	$ 1,168,741,248
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2010-K9			70	$ 1,248,191,232
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K13			81	$ 1,250,920,064
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-KAIV			19	$ 672,342,976
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K704			65	$ 1,196,838,528
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K710			55	$ 1,286,014,500
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K21			80	$ 0
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K25			83	$ 1,536,584,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C8 0001567572	X		54	$ 1,139,071,044
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K713			74	$ 1,603,240,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C11 0001582037	X		38	$ 856,690,250
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-K33			86	$ 1,647,756,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K718			95	$ 1,590,593,768
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KP02			70	$ 1,200,017,501
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7 0001652031	X		42	$ 757,280,331
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C25 0001653542	X		56	$ 1,179,418,010
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KF10			74	$ 1,456,975,036
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-KVAD			10	$ 347,347,000
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB7			40	$ 100,163,562
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2015-K51			99	$ 1,195,807,280
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB9			155	$ 445,239,712
FRESB Multifamily Mortgage Pass-Through Certificates, Series 2015-SB10			60	$ 148,173,890
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K504			22	$ 587,412,790
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C28 0001665081	X		42	$ 955,648,354
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KP03			40	$ 974,038,783
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C29 0001669990	X		69	$ 809,459,885
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KIR1			19	$ 1,156,565,783
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-UBS10 0001673542	X		52	$ 876,260,057
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K722			52	$ 1,185,369,953
The Shops at Crystals Commercial Mortgage Pass-Through Certificates, Series 2016-CSTL			1	$ 300,000,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KX02			53	$ 714,534,577
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ07			38	$ 209,260,411
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C30 0001681906	X		48	$ 885,234,845
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C31 0001687031	X		60	$ 953,186,169
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-K59			67	$ 1,315,396,476
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2016-KJ09			57	$ 275,133,262
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2016-C32 0001690577	X		56	$ 906,952,869
Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-BNK3 0001694649	X		63	$ 977,092,638
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KF31			45	$ 1,244,346,000
BANK 2017-BNK6 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK6 0001710261	X		72	$ 933,251,927
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K066			61	$ 1,297,449,122
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KMP1			14	$ 516,480,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-C34 0001715846	X		50	$ 1,048,622,110
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-KIR3			11	$ 1,483,092,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2017-K70			74	$ 1,322,563,814
BANK 2017-BNK9 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK9 0001721373	X		45	$ 1,053,725,818
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KF43			42	$ 1,264,588,401
FREMF Multifamily Mortgage Pass-Through Certificates, 2018-KJ19			60	$ 290,975,177
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-K88			64	$ 1,444,258,525
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-K90			56	$ 1,393,554,904
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KC04			17	$ 560,317,000
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KW09			64	$ 626,813,000
BANK Commercial Mortgage Pass-Through Certificates, Series			49	$ 1,181,139,500
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2019-KC06			25	$ 608,358,000
BANK Commercial Mortgage Pass-Through Certificates, Series 2019-BNK24			71	$ 1,226,042,968
Freddie Mac Structured Pass-Through Certificates Series K-103			46	$ 1,276,314,807
Freddie Mac Structured Pass-Through Certificates Series K-109			45	$ 1,068,946,400
Commercial Mortgage Pass-Through Certificates, Series 2020-BN27			36	$ 617,888,750
FREMF Multifamily Mortgage Pass-Through Certificates, Series 2020-K114			59	$ 1,306,452,002
Multifamily Mortgage Pass-Through Certificates, Series 2020-KF87			49	$ 1,052,169,000
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK30			41	$ 814,473,444
Multifamily Mortgage Pass-Through Certificates, Series 2020-KF91			38	$ 1,016,406,360
Multifamily Mortgage Pass-Through Certificates, Series 2021-K124			58	$ 1,201,823,000
Freddie Mac Multifamily Mortgage Pass-Through Certificates, Series 2021-KF103			31	$ 1,014,979,000
Freddie Mac Structured Pass-Through Certificates, Series K-F110			42	$ 918,689,000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK33			68	$ 1,004,949,683
Freddie Mac Structured Pass-Through Certificates, Series K-F116			37	$ 986,504,000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK36			92	$ 1,277,252,500
Commercial Mortgage Pass-Through Certificates, Series 2021-BXMF			1	$ 1,075,000,000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK37			80	$ 1,323,501,500
Multifamily Mortgage Pass-Through Certificates, Series 2021-KF125			25	$ 793,871,000
Multifamily Mortgage Pass-Through Certificates, Series 2022-K137			42	$ 1,224,345,992
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK39			66	$ 1,200,927,306
Multifamily Mortgage Pass-Through Certificates, Series 2022-KF137			32	$ 829,324,000
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK42			44	$ 761,119,401
Structured Pass-Through Certificates, Series K-148			44	$ 1,262,438,074
Multifamily Mortgage Pass-Through Certificates, Series 2022-K151			51	$ 1,293,830,000
Multifamily Mortgage Pass-Through Certificates, Series 2022-K147			29	$ 856,876,000
Multifamily Mortgage Pass-Through Certificates, Series 2023-KF149			31	$ 925,033,710
Multifamily Mortgage Pass-Through Certificates, Series 2023-KF155			28	$ 884,502,000
Commercial MortgageMultifamily Mortgage Pass-Through Certificates, Series 2023-KF157			17	$ 769,185,000
Multifamily Mortgage Pass-Through Certificates, Series 2023-K159			37	$ 1,111,513,713
Multifamily Mortgage Pass-Through Certificates, Series 2023-K507			23	$ 600,126,800
Multifamily Mortgage Pass-Through Certificates, Series 2023-K511			14	$ 663,950,020
Multifamily Mortgage Pass-Through Certificates, Series 2023-K754			18	$ 747,226,000
Structured Pass-Through Certificates (SPCs) Series K-517			23	$ 656,618,136
Multifamily Mortgage Pass-Through Certificates, Series 2024-K520 FREMF 2024-K520 Mortgage Trust			21	$ 672,204,196
Commercial Mortgage Pass-Through Certificates, Series 2024-5YR7			37	$ 1,146,205,970
Multifamily Mortgage Pass-Through Certificates, Series 2024-K523 FREMF 2024-K523 Mortgage Trust			19	$ 700,449,366
Multifamily Mortgage Pass-Through Certificates, Series 2024-K758			26	$ 875,256,552
Commercial Mortgage Pass-Through Certificates, Series 2024-5YR12			26	$ 876,020,000
Multifamily Mortgage Pass-Through Certificates, Series 2025-K169 1005007			15	$ 1,144,338,147
Commercial Mortgage Pass-Through Certificates, Series 2025-BNK49 1005007	X		33	$ 929,209,858
Multifamily Mortgage Pass-Through Certificates, Series 2025-KF166			13	$ 898,585,000
Multifamily Mortgage Pass-Through Certificates, Series 2025-KF167 1005007			21	$ 910,221,000
Multifamily ML Pass-Through Certificates,Series 2025-ML30 FRETE 2025-ML30 Trust			12	$ 253,726,000
Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-545			11	$ 663,050,000
Commercial Mortgage Pass-Through Certificates, Series 2025-C35			40	$ 598,201,833
Commercial Mortgage Pass-Through Certificates, Series 2025-5YR16			40	$ 656,086,000

Banc of America Merrill Lynch Commercial Mortgage Inc.

Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Commercial Mortgages

1The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class. Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. The status as of the end of the reporting period of any demand that was received during or prior to the reporting period will appear in the other applicable column in this Form ABS-15G until such demand has been resolved.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us. We followed up written requests made of Demand Entities as we deemed appropriate. In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the applicable party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c) The applicable party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Reflects assets for which the applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7The asset subject to the repurchase demand was liquidated in March 2014. For any asset that was paid off or liquidated prior to or during the reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as of the immediately preceding trustee’s report.

8Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations. The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.